Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - CNY (¥) ¥ in Thousands	Mar. 19, 2025	Mar. 31, 2025
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description	Board of Directors has conditionally granted a 10-year CEO service-based performance RSUs with vesting contingent upon achieving certain specified market conditions performance. The conditional grant is subject to the independent shareholders’ approval at the upcoming Annual General Meeting.
Asset-Backed Securities [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		¥ 895,000